COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES.
Purchase commitments expected to be incurred within one to two year related to leasehold improvements and installation of equipment for hotel operations	¥ 243
Accrued contingent liabilities	¥ 0